Schedule of Investments
March 31, 2020
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–88.16%
Collateralized Mortgage Obligations–25.24%
Fannie Mae, TBA, 2.50%, 04/01/2035(a)	$31,000,000	$32,168,555
Fannie Mae ACES,
2.76%, (1 mo. USD LIBOR + 0.59%), 09/25/2023(b)	699,772	700,592
3.27%, 01/25/2029	5,000,000	5,657,459
Fannie Mae REMICs,
3.00%, 10/25/2025	23,976	24,067
2.50%, 03/25/2026	40,594	40,741
7.00%, 09/18/2027	152,984	170,760
1.50%, 01/25/2028	2,732,052	2,762,260
6.50%, 03/25/2032	501,463	589,366
5.75%, 10/25/2035	170,544	192,333
1.93%, (1 mo. USD LIBOR + 0.30%), 05/25/2036(b)	1,705,335	1,682,405
4.25%, 02/25/2037	181,253	184,911
2.08%, (1 mo. USD LIBOR + 0.45%), 03/25/2037(b)	831,658	813,997
2.03%, (1 mo. USD LIBOR + 0.40%), 06/25/2038(b)	580,837	580,614
6.60%, 06/25/2039(c)	2,371,887	2,832,587
2.13%, 03/25/40 to 05/25/41	1,838,798	1,839,450
4.00%, 07/25/2040	1,505,337	1,654,596
2.18%, (1 mo. USD LIBOR + 0.55%), 02/25/2041(b)	1,532,168	1,534,268
2.15%, (1 mo. USD LIBOR + 0.52%), 11/25/2041(b)	1,569,297	1,565,140
1.98%, (1 mo. USD LIBOR + 0.32%), 08/25/2044(b)	1,464,135	1,462,862
2.14%, (1 mo. USD LIBOR + 0.48%), 02/25/2056(b)	2,862,340	2,835,800
2.08%, (1 mo. USD LIBOR + 0.42%), 12/25/2056(b)	3,393,320	3,391,212
Freddie Mac Multifamily Structured Pass Through Ctfs.,
Series K714, Class A2, 3.03%, 10/25/2020(c)	7,655,533	7,676,873
Series KLU1, Class A2, 2.51%, 12/25/2025	5,000,000	5,412,183
Series KG01, Class A7, 2.88%, 04/25/2026	5,000,000	5,591,550
Series KS11, Class AFX1, 2.15%, 12/25/2028	5,000,000	5,411,297
Series K093, Class A1, 2.76%, 12/25/2028	1,964,413	2,144,611
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	5,703,245
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
3.00%, 04/15/2026	$29,022	$29,130
1.20%, 12/15/35 to 03/15/40	3,219,145	3,213,986
1.00%, 03/15/36 to 09/15/44	7,763,653	7,643,106
2.01%, (1 mo. USD LIBOR + 0.35%), 11/15/2036(b)	2,080,277	2,084,623
1.07%, (1 mo. USD LIBOR + 0.37%), 03/15/2037(b)	915,171	905,587
1.10%, 05/15/37 to 06/15/37	1,612,954	1,600,239
1.56%, (1 mo. USD LIBOR + 0.86%), 11/15/2039(b)	484,630	489,159
1.15%, 03/15/40 to 02/15/42	5,186,737	5,156,071
Freddie Mac STRIPS, 2.01% (1 mo. USD LIBOR + 0.35%), 10/15/2037(b)	1,671,991	1,648,067
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.50%, 05/25/2047	885,599	884,391
		118,278,093
Federal Home Loan Mortgage Corp. (FHLMC)–14.99%
4.50%, 09/01/2020 to 08/01/2041	5,457,031	6,010,627
6.50%, 02/01/2021 to 12/01/2035	1,535,059	1,781,480
6.00%, 03/01/2021 to 07/01/2038	171,544	190,396
10.00%, 03/01/2021	59	59
9.00%, 06/01/2021 to 06/01/2022	1,183	1,187
7.00%, 12/01/2021 to 11/01/2035	1,987,088	2,320,828
8.00%, 12/01/2021 to 02/01/2035	371,186	395,435
7.50%, 09/01/2022 to 06/01/2035	635,636	736,083
8.50%, 11/17/2022 to 08/01/2031	121,090	129,944
5.50%, 12/01/2022	6,482	6,523
3.50%, 08/01/2026 to 12/01/2049	6,343,838	6,764,993
3.00%, 05/01/2027 to 01/01/2050	19,329,304	20,385,683
7.05%, 05/20/2027	59,958	65,490
6.03%, 10/20/2030	570,972	668,373
2.50%, 09/01/2034 to 10/01/2034	17,149,813	17,845,099
5.00%, 01/01/2037 to 01/01/2040	830,983	924,046
ARM, 4.14%, (1 yr. USD LIBOR + 1.88%), 09/01/2035(b)	2,088,204	2,127,731
4.39%, (1 yr. USD LIBOR + 1.88%), 07/01/2036(b)	1,839,989	1,871,408
3.95%, (1 yr. USD LIBOR + 1.91%), 10/01/2036(b)	79,466	80,949

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
3.97%, (1 yr. USD LIBOR + 1.55%), 10/01/2036(b)	$1,063,531	$1,069,439
3.95%, (1 yr. USD LIBOR + 1.97%), 11/01/2037(b)	523,008	531,723
4.08%, (1 yr. USD LIBOR + 2.01%), 01/01/2038(b)	20,101	20,308
4.41%, (1 yr. USD LIBOR + 1.84%), 07/01/2038(b)	605,330	614,191
4.23%, (1 yr. USD LIBOR + 1.79%), 06/01/2043(b)	754,860	771,914
2.90%, (1 yr. USD LIBOR + 1.64%), 01/01/2048(b)	4,807,684	4,954,445
		70,268,354
Federal National Mortgage Association (FNMA)–32.38%
7.00%, 08/01/2020 to 06/01/2036	1,602,810	1,763,132
8.00%, 02/01/2021 to 10/01/2037	1,855,909	2,223,932
8.50%, 02/01/2021 to 08/01/2037	467,148	532,875
5.50%, 03/01/2021 to 05/01/2035	956,482	1,084,603
6.00%, 08/01/2021 to 10/01/2038	1,019,284	1,161,652
7.50%, 11/01/2022 to 08/01/2037	2,912,584	3,398,737
6.50%, 06/01/2023 to 11/01/2037	1,547,936	1,771,140
6.75%, 07/01/2024	121,861	135,143
4.50%, 11/01/2024 to 12/01/2048	11,227,564	12,223,319
6.95%, 10/01/2025	12,232	12,404
3.50%, 03/01/2027 to 08/01/2027	4,790,626	5,059,167
3.00%, 05/01/2027 to 03/01/2050	18,275,256	19,242,758
3.59%, 10/01/2028	4,000,000	4,628,693
3.79%, 11/01/2028	4,000,000	4,663,264
5.00%, 08/01/2033 to 12/01/2033	148,984	160,440
2.50%, 12/01/2034 to 03/01/2035	11,356,027	11,822,444
4.00%, 09/01/2043 to 12/01/2048	16,956,584	18,519,147
ARM, 4.18%, (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(b)	1,363,491	1,393,819
4.20%, (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(b)	148,021	149,656
3.82%, (1 yr. USD LIBOR + 1.72%), 03/01/2038(b)	34,237	34,676
3.87%, (1 yr. USD LIBOR + 1.75%), 02/01/2042(b)	303,195	305,540
2.15%, (1 yr. USD LIBOR + 1.52%), 08/01/2043(b)	1,155,343	1,161,122
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
2.68%, (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(b)	$1,405,875	$1,419,917
TBA, 2.50%, 04/01/2050(a)	56,800,000	58,863,438
		151,731,018
Government National Mortgage Association (GNMA)–15.55%
6.50%, 07/15/2020 to 09/15/2034	2,153,479	2,402,307
6.00%, 09/15/2020 to 08/15/2033	448,894	494,250
7.50%, 09/15/2022 to 10/15/2035	1,412,770	1,614,130
8.00%, 01/15/2023 to 01/15/2037	832,978	966,552
7.00%, 04/15/2023 to 12/15/2036	625,218	702,597
5.00%, 02/15/2025	114,375	123,872
8.50%, 02/15/2025 to 01/15/2037	129,987	137,066
6.95%, 08/20/2025 to 08/20/2027	119,817	120,216
6.38%, 10/20/2027 to 02/20/2028	151,813	162,956
6.10%, 12/20/2033	2,990,961	3,382,921
5.71%, 08/20/2034(c)	837,689	970,524
5.88%, 01/20/2039(c)	2,954,075	3,451,472
1.50%, (1 mo. USD LIBOR + 0.80%), 09/16/2039(b)	875,669	883,858
1.47%, (1 mo. USD LIBOR + 0.70%), 05/20/2040(b)	2,111,235	2,110,346
4.49%, 07/20/2041(c)	612,282	684,519
3.57%, 09/20/2041(b)	2,010,258	2,059,143
1.02%, (1 mo. USD LIBOR + 0.25%), 01/20/2042(b)	327,908	325,836
3.50%, 10/20/2042	1,824,231	1,921,011
1.88%, (1 mo. USD LIBOR + 0.30%), 08/20/2047(b)	4,865,303	4,800,572
2.50%, 07/20/2049	5,954,314	6,204,439
3.00%, 10/20/2049 to 11/20/2049	10,334,285	10,963,947
TBA, 2.50%, 04/01/2050(a)	14,000,000	14,633,281
3.00%, 04/01/2050(a)	13,000,000	13,752,015
		72,867,830
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $402,502,494)		413,145,295
U.S. Treasury Securities–26.78%
U.S. Treasury Bills–0.38%
0.11%, 04/09/2020(d)(e)	950,000	949,680
0.01% - 0.26%, 09/03/2020(e)	840,000	839,583
		1,789,263
U.S. Treasury Bonds–3.86%
5.38%, 02/15/2031	3,800,000	5,651,461
3.00%, 05/15/2045	7,000,000	9,523,828
2.88%, 08/15/2045	750,000	1,003,037
2.50%, 05/15/2046	1,510,900	1,901,196
		18,079,522
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Principal Amount		Value
U.S. Treasury Inflation — Indexed Notes–1.48%
0.13%, 04/15/2021(f)	$2,176,640	$2,132,432
0.63%, 04/15/2023(f)	2,699,944	2,720,765
0.50%, 04/15/2024(f)	2,045,440	2,075,571
		6,928,768
U.S. Treasury Notes–21.06%
2.63%, 05/15/2021	2,000,000	2,056,016
2.13%, 08/15/2021	2,700,000	2,771,877
2.00%, 10/31/2021	500,000	514,023
2.00%, 11/15/2021	3,300,000	3,396,744
2.00%, 12/31/2021	3,000,000	3,093,047
2.00%, 07/31/2022	2,000,000	2,082,500
1.63%, 08/31/2022	5,000,000	5,165,039
1.50%, 09/15/2022	5,000,000	5,152,637
1.63%, 11/15/2022	2,000,000	2,071,055
2.00%, 11/30/2022	2,700,000	2,823,820
2.38%, 01/31/2023	2,000,000	2,118,828
1.38%, 02/15/2023	6,133,800	6,329,195
1.63%, 04/30/2023	4,000,000	4,164,375
2.75%, 05/31/2023	6,300,000	6,788,742
1.63%, 10/31/2023	625,000	653,906
2.63%, 12/31/2023	4,000,000	4,345,312
2.13%, 03/31/2024	4,000,000	4,284,688
2.00%, 05/31/2024	2,500,000	2,671,484
2.25%, 11/15/2024	3,000,000	3,258,633
1.13%, 02/28/2025	7,681,400	7,969,453
2.88%, 05/31/2025	4,000,000	4,502,656
2.88%, 11/30/2025	2,500,000	2,836,816
2.63%, 12/31/2025	2,000,000	2,244,844
1.50%, 08/15/2026	4,250,000	4,507,990
1.13%, 02/28/2027	4,759,000	4,948,059
2.38%, 05/15/2027	1,000,000	1,128,594
2.25%, 11/15/2027	3,000,000	3,375,586
2.38%, 05/15/2029	2,600,000	2,992,641
1.63%, 08/15/2029	400,000	434,422
		98,682,982
Total U.S. Treasury Securities (Cost $115,177,979)		125,480,535

Asset-Backed Securities–9.23%(g)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.81%, 09/15/2048(c)	15,836,109	529,626
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 3.84%, 01/25/2035(c)	386,391	335,501
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(c)(h)	1,843,947	1,816,050
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(c)(h)	2,188,061	2,096,452
COLT Mortgage Loan Trust, Series 2020-1, Class A3, 2.90%, 02/25/2050(c)(h)	4,853,168	4,750,578
Commercial Mortgage Trust, Series 2015-CR24, Class B, 4.38%, 08/10/2048(c)	6,200,000	6,231,110
Principal Amount		Value

FRESB Mortgage Trust, Series 2019-SB63, Class A5, 2.55% (1 mo. USD LIBOR + 2.55%), 02/25/2039(b)	$3,738,675	$3,888,387
Galton Funding Mortgage Trust, Series 2018-2, Series A41, 4.50%, 10/25/2058(c)(h)	2,210,705	2,231,756
GCAT Trust, Series 2020-NQM1, Class A3, 2.55%, 01/25/2060(h)(i)	4,032,399	3,879,328
JP Morgan Mortgage Trust, Series 2018-8, Class A15, 4.00%, 01/25/2049(c)(h)	968,609	963,837
New Residential Mortgage Loan Trust,
Series 2018-4A, Class A1S, 2.38% (1 mo. USD LIBOR + 0.75%), 01/25/2048(b)(h)	2,965,981	2,787,087
Series 2020-NQM1, Class A3, 2.77%, 01/26/2060(c)(h)	4,934,637	4,902,162
Towd Point Mortgage Trust, Series 2015-1, Class AES, 3.00%, 10/25/2053(c)(h)	545,684	548,970
Verus Securitization Trust, Series 2018-3, Class A-2, 4.18%, 10/25/2058(c)(h)	2,370,878	2,337,562
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, 4.11%, 05/15/2048(c)	5,900,000	5,957,646
Total Asset-Backed Securities (Cost $43,927,348)		43,256,052
U.S. Government Sponsored Agency Securities–1.77%
Federal Home Loan Bank (FHLB)–1.33%
Federal Home Loan Bank, 3.38%, 06/12/2020	6,220,000	6,257,428
Tennessee Valley Authority (TVA)–0.44%
Tennessee Valley Authority, 1.88%, 08/15/2022	2,000,000	2,059,304
Total U.S. Government Sponsored Agency Securities (Cost $8,226,388)		8,316,732
U.S. Dollar Denominated Bonds & Notes–1.30%
Other Diversified Financial Services–0.35%
Private Export Funding Corp., Series BB, 4.30%, 12/15/2021	1,540,000	1,635,196
Sovereign Debt–0.95%
Israel Government AID Bond, 5.13%, 11/01/2024	3,800,000	4,475,184
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,348,604)		6,110,380

Agency Credit Risk Transfer Notes–0.98%
Freddie MacSeries 2014-DN2, Class M3, STACR®, 5.23% (1 mo. USD LIBOR + 3.60%), 04/25/2024 (Cost $4,287,500)(b)	5,000,000	4,609,142
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Shares		Value
Money Market Funds–1.99%
Invesco Government & Agency Portfolio,Institutional Class, 0.43% (Cost $9,303,695)(j)	9,303,695	$9,303,695
TOTAL INVESTMENTS IN SECURITIES–130.21% (Cost $588,774,008)		610,221,831
OTHER ASSETS LESS LIABILITIES—(30.21)%		(141,588,067)
NET ASSETS–100.00%		$468,633,764
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2020.
(c)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2020.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount of security and interest payments are adjusted for inflation.
(g)	Non-U.S. government sponsored securities.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $26,313,782, which represented 5.61% of the Fund’s Net Assets.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	124	June-2020	$17,197,250	$280,096	$280,096
U.S. Treasury 2 Year Notes	190	June-2020	41,872,734	344,055	344,055
U.S. Treasury 5 Year Notes	348	June-2020	43,625,063	349,297	349,297
Subtotal—Long Futures Contracts				973,448	973,448
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Bonds	5	June-2020	(780,156)	(24,698)	(24,698)
U.S. Treasury Ultra Bonds	114	June-2020	(25,293,750)	(2,020,605)	(2,020,605)
Subtotal—Short Futures Contracts				(2,045,303)	(2,045,303)
Total Futures Contracts				$(1,071,855)	$(1,071,855)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$413,145,295	$—	$413,145,295
U.S. Treasury Securities	—	125,480,535	—	125,480,535
Asset-Backed Securities	—	43,256,052	—	43,256,052
U.S. Government Sponsored Agency Securities	—	8,316,732	—	8,316,732
U.S. Dollar Denominated Bonds & Notes	—	6,110,380	—	6,110,380
Agency Credit Risk Transfer Notes	—	4,609,142	—	4,609,142
Money Market Funds	9,303,695	—	—	9,303,695
Total Investments in Securities	9,303,695	600,918,136	—	610,221,831
Other Investments - Assets*
Futures Contracts	973,448	—	—	973,448
Other Investments - Liabilities*
Futures Contracts	(2,045,303)	—	—	(2,045,303)
Total Other Investments	(1,071,855)	—	—	(1,071,855)
Total Investments	$8,231,840	$600,918,136	$—	$609,149,976

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Government Securities Fund